united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23049

Hays Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 844-639-8809

Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

Item 1. Reports to Stockholders.

Hays Series Trust

January 31, 2016
Semi-Annual Report

Hays US Opportunity Fund
Class A Shares (HUOAX)
Class C Shares (HUOCX)
Class I Shares (HUOIX)

Hays Tactical Multi-Asset Fund
Class A Shares (HAZAX)
Class C Shares (HAZCX)
Class I Shares (HAZIX)

1-844-639-8809

Distributed by Northern Lights Distributors, LLC
Member FINRA

Hays US Opportunity Fund
Portfolio Review (Unaudited)
January 31, 2016

The Fund’s performance figures* for the period ended January 31, 2016, as compared to its benchmark:

Since Inception
October 30, 2015
Hays U.S. Opportunities Fund - Class A	(9.80)%
Hays U.S. Opportunities Fund - Class A with load **	(14.99)%
Hays U.S. Opportunities Fund - Class C	(9.80)%
Hays U.S. Opportunities Fund - Class I	(9.80)%
S&P 500 Total Return ***	(6.18)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 1.93%, 2.68% and 1.68% for Class A, Class C and Class I, respectively per the Fund’s Prospectus dated October 22, 2015. For performance information current to the most recent month-end, please call 1-844-639-8809.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Top Ten Holdings by Industry:	% of Net Assets
Healthcare - Services	11.9%
Commercial Services	6.7%
Pharmaceuticals	5.4%
Food	4.9%
Retail	3.8%
Telecommunications	3.7%
Computers	3.6%
Biotechnology	3.2%
Chemicals	2.8%
Media	2.8%
Other Assets less Liabilities	51.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hays US Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Value
	COMMON STOCK - 75.5%
	ADVERTISING - 2.2%
164	Omnicom Group, Inc.	$12,029
516	Interpublic Group of Cos., Inc.	11,579
		23,608
	AEROSPACE / DEFENSE - 0.9%
70	General Dynamics Corp.	9,364

	AGRICULTURE - 1.2%
258	Reynolds American, Inc.	12,887

	AIRLINES - 2.2%
329	Spirit Airlines, Inc. *	13,752
305	Virgin America, Inc. *	9,409
		23,161
	APPAREL - 1.6%
728	Iconix Brand Group, Inc. *	4,834
305	Michael Kors Holdings Ltd. *	12,170
		17,004
	AUTO MANUFACTURERS - 2.0%
211	PACCAR, Inc.	10,354
962	Wabash National Corp.*	10,640
		20,994
	BIOTECHNOLOGY - 3.2%
117	Gilead Sciences, Inc.	9,711
282	NewLink Genetics Corp. *	6,870
2,676	PDL BioPharma, Inc.	8,403
70	United Therapeutics Corp. *	8,623
		33,607
	CHEMICALS - 2.8%
376	Chemtura Corp. *	9,866
211	Innospec, Inc.	10,518
117	LyondellBasell Industries NV	9,123
		29,507
	COMMERCIAL SERVICES - 6.7%
258	Capella Education Co.	11,329
188	Deluxe Corp.	10,509
329	H&R Block, Inc.	11,204
821	RPX Corp. *	9,507
211	Staryer Educaiton, Inc. *	11,265
141	United Rentals, Inc. *	6,755
610	Western Union Co.	10,882
		71,451
	COMPUTERS - 3.6%
94	Apple, Inc.	9,150
1,103	Brocade Communications Systems, Inc.	8,802
305	Seagate Technology PLC	8,860
235	Syntel, Inc. *	11,125
		37,937
	DISTRIBUTION / WHOLESALE - 0.6%
211	Fossil Group, Inc. *	6,879

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
235	Emerson Electric Co.	10,805

	ELECTRONICS - 1.6%
329	Garmin Ltd.	11,574
446	GoPro, Inc. - Class A *	5,107
		16,681
	ENGINEERING & CONSTRUCTION - 1.8%
286	Argan, Inc.	8,614
235	Fluor Corp.	10,549
		19,163

See accompanying notes to financial statements.

Hays US Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Shares		Value
	FOOD - 4.9%
211	Cal-Maine Foods, Inc.	$10,649
329	Mondelez International, Inc.	14,180
610	Pilgrim’s Pride Corp. *	13,530
164	Sanderson Farms, Inc.	13,320
		51,679
	HEALTHCARE - SERVICES - 11.9%
94	Aetna, Inc.	9,573
141	Amsurg Corp. *	10,320
94	Anthem, Inc.	12,266
188	Centene Corp. *	11,667
94	Cigna Corp.	12,558
188	Health Net, Inc. *	12,449
70	Humana, Inc.	11,395
188	Molina Healtcare, Inc. *	10,323
164	Quest Diagnostics, Inc.	10,770
352	Surgical Care Affiliates, Inc.	15,020
94	UnitedHealth Group, Inc.	10,825
		127,166
	HOME FURNISHINGS - 2.0%
540	Select Confort Corp. *	11,372
1,244	Tivo, Inc. *	9,927
		21,299
	INTERNET - 2.6%
399	eBay, Inc. *	9,361
94	F5 Networks, Inc. *	8,815
587	Vasco Data Security International, Inc. *	9,099
		27,275
	LEISURE TIME - 0.6%
94	Polaris Industries, Inc.	6,941

	LODGING - 0.7%
657	Interval Leisure Group, Inc.	7,740

	MEDIA - 2.8%
563	MSG Networks, Inc. *	9,847
329	Starz *	9,354
211	Viacome, Inc. - Class A	10,242
		29,443
	OFFICE / BUSINESS EQUIPMENT - 1.0%
540	Pitney Bowes, Inc.	10,573

	PHARMACEUTICALS - 5.4%
610	Depomed, Inc. *	9,357
399	Enanta Pharmaceutials, Inc. *	10,254
211	Herbalife Ltd. *	9,750
258	Lannett Co., Inc. *	6,582
760	Sucampo Pharmaceuticals, Inc. *	9,614
94	USANA Health Sciences, Inc. *	11,929
		57,486
	RETAIL - 3.8%
188	Bed Bath & Beyond, Inc. *	8,116
329	Buckle, Inc.	9,350
258	GameStop Corp.	6,762
422	Gap, Inc.	10,432
188	Outerwall, Inc.	6,354
		41,014
	SEMICONDUCTORS - 1.9%
329	MKS Instruments, Inc.	11,660
188	Qualcomm, Inc.	8,524
		20,184
	SOFTWARE - 2.1%
422	CA, Inc.	12,124
282	Oracle Corp.	10,239
		22,363

See accompanying notes to financial statements.

Hays US Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Shares		Value
	TELECOMMUNICATIONS - 3.7%
399	Cisco Systems, Inc.	$9,492
610	Inteliquent, Inc.	10,480
211	InterDigital, Inc.	9,503
399	NeuStar, Inc. *	9,807
		39,282
	TUCKING & LEASING - 0.7%
305	Greenbrier Cos, Inc.	7,887

	TOTAL INVESTMENTS - 75.5% (Cost - $876,603)(b)	$803,380
	OTHER ASSETS LESS LIABILITIES- 24.5%	260,599
	NET ASSETS - 100.0%	$1,063,979

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at January 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $876,603 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$15,361
Unrealized Depreciation:	(88,584)
Net Unrealized Depreciation:	$(73,223)

See accompanying notes to financial statements.

Hays Tactical Multi-Asset Fund
Portfolio Review (Unaudited)
January 31, 2016

The Fund’s performance figures* for the period ended January 31, 2016, as compared to its benchmark:

Since Inception
October 30, 2015
Hays Tactical Multi Asset Fund - Class A	(1.80)%
Hays Tactical Multi Asset Fund - Class A with load **	(7.45)%
Hays Tactical Multi Asset Fund - Class C	(1.50)%
Hays Tactical Multi Asset Fund - Class I	(1.90)%
HFRX Global Hedge Fund Index ***	(4.75)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.42%, 3.17% and 2.17% for Class A, Class C and Class I, respectively per the Fund’s Prospectus dated October 22, 2015. For performance information current to the most recent month-end, please call 1-844-639-8809.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Holdings By Type of Investment:	% of Net Assets
Equity Funds	31.5%
Debt Fund	19.1%
Other Assets less Liabilities	49.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hays Tactical Multi-Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 50.6%
	DEBT FUND - 19.1%
12,537	iShares 1-3 Year Treasury Bond ETF	$1,064,517

	EQUITY FUNDS - 31.5%
4,880	First Trust Consumer Staples AlphaDEX Fund	212,036
8,633	First Trust Financial AlphaDEX Fund	183,883
3,528	First Trust Health Care AlphaDex Fund *	189,136
4,279	First Trust Large Cap Growth AlphaDex Fund	194,994
12,612	Vanguard REIT ETF	970,745
		1,750,794

	TOTAL INVESTMENTS - 50.6% (Cost - $2,862,474) (a)	$2,815,311
	OTHER ASSETS LESS LIABILITIES - 49.4%	2,749,389
	NET ASSETS - 100.0%	$5,564,700

ETF - Exchange Traded Fund.

REIT - Real Estate Investment Trust.

*	Non-Income producing investment.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $2,862,474 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,058
Unrealized Depreciation:	(53,221)
Net Unrealized Depreciation:	$(47,163)

See accompanying notes to financial statements.

Hays Series Trust
Statements Of Assets and Liabilities (Unaudited)
January 31, 2016

	Hays US	Hays Tactical
	Opportunity Fund	Multi-Asset Fund
ASSETS
Investment securities, at cost	$876,603	$2,862,474
Investment securities, at value	$803,380	$2,815,311
Cash	249,654	2,463,864
Dividends and interest receivable	304	—
Due from Advisor	15,307	11,095
Receivable for Fund shares sold	—	206,074
Prepaid expenses and other assets	—	71,882
TOTAL ASSETS	1,068,645	5,568,226

LIABILITIES
Distribution fees (12b-1) payable	—	816
Payable to Related Party	1,255	2,379
Accrued expenses and other liabilities	3,411	331
TOTAL LIABILITIES	4,666	3,526
NET ASSETS	$1,063,979	$5,564,700

Net Assets Consist Of:
Paid in capital	$1,133,328	$5,615,910
Accumulated net investment income	412	846
Accumulated net realized gain (loss) from security transactions	3,462	(4,893)
Net unrealized depreciation of investments	(73,223)	(47,163)
NET ASSETS	$1,063,979	$5,564,700

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$9	$1,755,034
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1	178,818
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$9.02	$9.81
Maximum offering price per share (maximum sales charge of 5.75%)	$9.57	$10.41

Class C Shares:
Net Assets	$9	$844,234
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1	85,722
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a,b)	$9.02	$9.85
Class I Shares:
Net Assets	$1,063,961	$2,965,432
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	118,015	302,393
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a,b)	$9.02	$9.81

(a)	The Funds commenced operations on October 30, 2015.

(b)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

See accompanying notes to financial statements.

Hays Series Trust
Statements of Operations (Unaudited)
For the Period Ended January 31, 2016

	Hays US Opportunity	Hays Tactical
	Fund (a)	Multi-Asset Fund (a)

INVESTMENT INCOME
Dividends	$3,785	$12,717

EXPENSES
Investment advisory fees	1,997	6,320
Accounting services fees	9,998	10,110
Transfer agent fees	8,290	8,384
Legal Fees	7,462	7,546
Administrative services fees	6,283	6,759
Audit Fees	4,110	4,156
Compliance officer fees	4,024	4,069
Directors’ fees and expenses	2,073	2,096
Printing and postage expenses	1,829	1,849
Registration fees	1,754	1,774
Custodian fees	1,219	1,233
Insurance expense	1,219	1,233
Distribution (12b-1) fees	—	1,222
Shareholder servicing / Non 12b-1 fees	235	744
Other expenses	488	493
TOTAL EXPENSES	50,981	57,988

Less: Expense waived or reimbursed by the Advisor	(47,608)	(46,117)
NET EXPENSES	3,373	11,871

NET INVESTMENT INCOME	412	846

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from investments	3,462	(4,893)
Net change in unrealized depreciation of investments	(73,223)	(47,163)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(69,761)	(52,056)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,349)	$(51,210)

(a)	The Funds commenced operations on October 30, 2015.

See accompanying notes to financial statements.

Hays Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Hays US	Hays Tactical
	Opportunity Fund (a)	Multi-Asset Fund (a)
	Period Ended	Period Ended
	January 31, 2016	January 31, 2016
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$412	$846
Net realized gain (loss) from security transactions	3,462	(4,893)
Net change in unrealized depreciation on investments	(73,223)	(47,163)
Net (decrease) in net assets resulting from operations	(69,349)	(51,210)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	10	1,810,233
Class C	10	850,165
Class I	1,133,308	2,991,135
Payments for shares redeemed
Class A	—	(35,972)
Class I	—	(500)
Redemption fee proceeds
Class A	—	273
Class C	—	113
Class I	—	463
Net increase in net assets from capital share transactions	1,133,328	5,615,910

TOTAL INCREASE IN NET ASSETS	1,063,979	5,564,700

NET ASSETS
Beginning of Period	—	—
End of Period *	$1,063,979	$5,564,700
* Includes accumulated net investment income of:	$412	$846

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	1	182,441
Shares Redeemed	—	(3,623)
Net increase in shares outstanding	1	178,818

Class C
Shares Sold	1	85,722
Net increase in shares outstanding	1	85,722

Class I
Shares Sold	118,015	302,444
Shares Redeemed	—	(51)
Net increase in shares outstanding	118,015	302,393

(a)	The Funds commenced operations on October 30, 2015.

See accompanying notes to financial statements.

Hays Series Trust
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout Each Period

	Hays US Opportunity Fund (1)			Hays Tactical Multi-Asset Fund (1)
	Class A	Class C	Class I	Class A	Class C	Class I
	Period	Period	Period	Period	Period	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	January, 31	January 31,	January 31,	January, 31	January 31,	January 31,
	2016	2016	2016	2016	2016	2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment (loss)(2)	—	—	—	—	(0.01)	—
Net realized and unrealized (loss) on investments	(0.98)	(0.98)	(0.98)	(0.19)	(0.14)	(0.19)
Total from investment operations	(0.98)	(0.98)	(0.98)	(0.19)	(0.15)	(0.19)

Net Asset Value, End of Period	$9.02	$9.02	$9.02	$9.81	$9.85	$9.81
Total Return (3,4)	(9.80)%	(9.80)%	(9.80)%	(1.80)%	(1.50)%	(1.90)%
Net Assets, At End of Period	$9	$9	$1,063,961	$1,755,034	$844,234	$2,965,432
Ratio of gross expenses to average net assets (5,6,7)	21.43%	21.43%	21.43%	5.56%	7.60%	8.85%
Ratio of net expenses to average net assets (6,7)	1.65%	2.40%	1.40%	1.65%	2.40%	1.40%
Ratio of net investment income (loss) to average net assets (6,7,8)	(0.87)%	0.00%	0.15%	0.09%	(0.46)%	0.15%
Portfolio Turnover Rate (4)	14%	14%	14%	29%	29%	29%

(1)	The Fund commenced operations on October 30, 2015

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one year.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hays Series Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2016

1.	ORGANIZATION

Hays US Opportunity Fund (the “Opportunity Fund”) and the Hays Tactical Multi-Asset Fund (the “Multi-Asset Fund” and each of the Opportunity Fund and the Multi-Asset Fund a “Fund” and together the “Funds”) are each a series of the Hays Series (the “Trust”), which is a diversified, open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) as required by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 1, 2015 and did not have any operations from that date until August 7, 2015, other than those relating to organizational matters and registration of its shares under applicable securities law. The investment objectives of Opportunity Fund and Multi-Asset Fund are to seek long-term capital appreciation. The Funds commenced operations on October 30, 2015.

The Funds offer Class A, Class C, and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Funds’ Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase. C shares of the Funds are offered at their NAV without an initial sales charge. If Class C shares are redeemed within 12 months after purchase, a CDSC of 1.00% will be charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 60 days of the original purchase. Each share class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Hays Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2016

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Hays US Opportunities Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$803,380	$—	$—	$803,380

Hays Tactical Multi-Asset Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$2,815,311	$—	$—	$2,815,311

*	Refer to the Portfolio of Investments for classification.

The Funds did not hold any Level 2 or Level 3 securities during period ended January 31, 2016.

There were no transfers into or out of any Level during the current year. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting year.

Exchange Traded Funds – The Opportunity Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or

Hays Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2016

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax return. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended January 31, 2016, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Opportunity Fund	Multi-Asset Fund
Purchases	$992,677	$3,446,473
Sales	$119,536	$579,105

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Hays Capital Management LLC, (the “Adviser”) serves as the Funds’ investment adviser. The Adviser serves in that capacity pursuant to investment advisory agreements with the Hays Series Trust (the “Trust”) on behalf of the Funds. Subject to the authority of the Trust’s Board of Trustees (the “Board” or “Trustees”), the Adviser provides guidance and policy direction in connection with its daily management of the Funds’ assets. The Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies approved by the Board. As full compensation for the investment advisory services provided to the Funds, the Adviser receives monthly compensation from each Fund at the annual rate of 0.85% of the average daily net asset value of each Fund. The Adviser has not been paid any advisory fees as of the date of these Financial Statements. Pursuant to the advisory agreement, the Opportunity Fund and Multi-Asset Fund accrued $1,997 and $6,320, respectively, in advisory fees for the period ended January 31, 2016.

The Adviser has entered into a contractual agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.40% of the average daily net assets of each Fund. Subject to approval by the Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by each Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if each Fund is able to make the payment without exceeding the 1.40% expense limitation.

Hays Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2016

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The current contractual agreement cannot be terminated prior to August 1, 2017 without the Board of Trustees’ approval. For the period ended January 31, 2016, the Advisor waived fees for the Opportunity Fund and Multi-Asset Fund in the amount of $47,608 and 46,117, respectively. Cumulative expenses subject to the aforementioned conditions will expire July 31 of the following year:

	Opportunity Fund	Multi-Asset Fund
2019	$47,608	$46,117

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the period ended January 31, 2016, Multi-Asset Fund incurred 1,223 in servicing plan fees.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Multi-Asset Fund’s Class A, Class C and Class I shares. During the period ended January 31, 2016, the Distributor received $83,758 and $9,469 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $11,798 and $968 was retained by the principal underwriter.

Beacon Compliance Consulting, Inc. (“Beacon”) provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to an agreement between Beacon and the Trust. Under the terms of such agreement, Beacon receives customary fees from each Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	REDEMPTION FEES

The Funds may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended January 31, 2016, the Multi-Asset Fund collected $849 in redemption fees.

Hays Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2016

6.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Hays Series Trust
EXPENSE EXAMPLES (Unaudited)
January 31, 2016

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hays US Opportunities Fund or Hays Tactical Multi-Asset Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 30, 2015 (commencement of operations) through January 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual *		expenses) ***
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period **	Account Value	During ****
	Expense Ratio	10/30/2015	1/31/2016	10/30/15-1/31/16	8/1/2015	8/1/15-1/31/16
Class A:
Hays US Opportunity Fund	1.65%	$1,000.00	$902.00	$3.99	$1,016.84	$8.36
Hays Tactical Multi-Asset Fund	1.65%	$1,000.00	$982.00	$4.15	$1,016.84	$8.36
Class C:
Hays US Opportunity Fund	2.40%	$1,000.00	$902.00	$5.80	$1,013.07	$12.14
Hays Tactical Multi-Asset Fund	2.40%	$1,000.00	$985.00	$6.05	$1,013.07	$12.14
Class I:
Hays US Opportunity Fund	1.40%	$1,000.00	$902.00	$3.99	$1,018.10	$8.37
Hays Tactical Multi-Asset Fund	1.40%	$1,000.00	$981.00	$4.15	$1,016.84	$8.36

*	From October 30, 2015 commencement of initial offering to January 31, 2016.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (93) divided by the number of days in the fiscal year (365).

***	Please note that while The Fund commenced operations October 30, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period August 1, 2015 to January 31, 2016.

****	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Hays Series Trust
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2016

Factors Considered By the Independent Trustees in Approving the Investment Advisory Agreement

In connection with the organizational meeting held on June 16, 2015, the Board of Trustees (the “Trustees” or the “Board”) of the Hays Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Hays Capital Management, LLC (the “Adviser”) and the Trust, with respect to the Hays US Opportunity Fund and Hays Tactical Multi-Asset Fund (each a “Fund” or collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will be servicing the Fund. The Board considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Board also considered that the Trust’s President and Secretary and Treasurer are employees of the Adviser, and would serve the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser. In particular, the Board considered the portfolio managers’ experience in wealth management, including their management of separate accounts, for Hays Advisory, LLC (“Hays”). The Board discussed with the Adviser the investment strategy for each Fund, the relevance of each strategy to strategies used by Hays, and how the Adviser intended to implement the investment strategy.

The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel of its Fund management team, including the Fund’s portfolio managers: Keith Hays and Mark Dodson. The Board considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for each Fund and concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust are expected to be satisfactory and adequate.

Performance of the Adviser. Because the Funds have not yet commenced operations, the Trustees could not consider the investment performance of the Funds. However, the Trustees considered the performance of other accounts managed by Hays, particularly those with an investment strategy similar to the Multi-Asset Fund, and considered the background and experience of the prospective portfolio managers.

Fees and Expenses. The Board examined and evaluated the proposed fee arrangements between each Fund and the Adviser under the Investment Advisory Agreements. The Board compared the Funds’ proposed management fee with fees paid to other investment advisers of funds in each Fund’s expected peer group. In addition, the Board discussed the management fees that Hays charges to separate accounts that may receive advisory services similar to those that the Adviser will provide to the Funds, noting the relative differences between the fees and the services. The Board also compared the expense ratios of comparable funds to the Funds’ expense caps through the Expense Limitation Agreements. The Board noted that the Adviser would subsidize the Funds to the extent necessary to meet its obligations under the Expense Limitation Agreements. The Board also considered that, giving effect to the Expense Limitation Agreements, the Funds’ expense ratios are lower than the expense ratio of some other funds that the Board determined to be comparable to the Funds based on the type of fund, the style of investment management and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreements, the Fund’s expense ratios were not as low as that of some other funds with certain comparable characteristics, but noted that the funds

Hays Series Trust
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
January 31, 2016

with lower expense ratios generally had a much greater amount of assets. The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Funds, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser’s clients other than the Funds. After comparing the fees under the Investment Advisory Agreements with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds were within the range of fees that would have been negotiated in an arms’ length transaction.

Profitability. The Independent Trustees also considered the level of profits that could be expected to accrue to the Adviser with respect to the Funds. The independent Trustees noted that the Adviser did not expect to accrue a profit for at least the first two years of the Funds’ operation. With respect to the Adviser, the Independent Trustees concluded that based on the services provided and the projected growth of the Funds, the advisory fees and anticipated profits from the Adviser’s relationship with the Funds were not excessive.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Funds and whether there was potential for realization of any further economies of scale. The Board acknowledged that, based on the anticipated size and growth of the Funds, economies of scale are not a relevant consideration at this time.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of Trust counsel, the Board, including the Independent Trustees, concluded that the proposed advisory fee structure is reasonable and in light of the services and projected expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the terms of the Agreement.

Privacy Notice

FACTS	WHAT DOES HAYS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number

	■	Assets

	■	Retirement Assets

	■	Transaction History

	■	Checking Account Information

	■	Purchase History

	■	Account Balances

	■	Account Transactions

	■	Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Hays Series Trust chooses to share; and whether you can limit this sharing.

	Does Hays Series	Can you limit
Reasons we can share your personal information	Trust share?	this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-639-8809

Who we are
Who is providing this notice?	Hays Series Trust
What we do
How does Hays Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Hays Series Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Hays Capital Management, LLC, the investment adviser to Hays Series Trust, could be deemed to be an affiliate. In addition, Hays Advisory, LLC and Cypress Capital, LLC are affiliates of Hays Capital Management, LLC.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Hays Series Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Hays Series Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-3435 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-3435.

INVESTMENT ADVISOR
Hays Capital Management, LLC
105 Continental Place, Suite 150
Brentwood, TN 37027

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hays Series Trust

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 4/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 4/1/16

By (Signature and Title)

/s/ Keith Hays

Keith Hays, Treasurer/Principal Financial Officer

Date 4/1/16